Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 11,571,000	$ 20,608,000	$ 10,498,000
Restricted cash	690,000	690,000
Accounts receivable, net	44,540,000	37,442,000	9,333,000
Inventories	11,961,000	22,418,000	7,763,000
Due from sponsor			5,615,000
Prepaid expenses and other current assets	2,150,000	1,625,000	566,000
Total current assets	70,912,000	82,783,000	33,775,000
Property, plant and equipment, net	198,092,000	195,834,000	154,527,000
Goodwill and intangible assets, net	69,400,000	71,936,000
Other assets	3,544,000	3,808,000	1,095,000
Total assets	341,948,000	354,361,000	189,397,000
Current liabilities:
Accounts payable	9,752,000	10,108,000	4,657,000
Accrued and other current liabilities	8,314,000	7,669,000	2,534,000
Due to sponsor	6,399,000	10,352,000	80,965,000
Deferred revenue		0	1,715,000
Total current liabilities	24,465,000	28,129,000	89,871,000
Long-term debt	124,750,000	138,250,000
Asset retirement obligation	4,685,000	4,628,000	4,399,000
Total liabilities	153,900,000	171,007,000	94,270,000
Commitments and contingencies	0	0	0
Equity and Partners' capital:
General partner interest	0	0
Limited partner interest, 28,865,171 and 27,280,702 units outstanding, respectively	142,634,000	138,580,000
Total partners' capital	152,177,000	148,123,000	95,129,000
Partners' Capital Attributable to Noncontrolling Interest	35,871,000	35,231,000	(2,000)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	188,048,000	183,354,000	95,127,000
Total liabilities, equity and partners' capital	341,948,000	354,361,000	189,397,000
Successor
Current assets:
Cash		20,608,000	10,498,000
Restricted cash		690,000	0
Accounts receivable, net		37,442,000	9,333,000
Inventories		22,418,000	7,763,000
Due from sponsor		0	5,615,000
Prepaid expenses and other current assets		1,625,000	566,000
Total current assets		82,783,000	33,775,000
Property, plant and equipment, net		195,834,000	154,527,000
Goodwill and intangible assets, net		71,936,000	0
Other assets		3,808,000	1,095,000
Total assets		354,361,000	189,397,000
Current liabilities:
Accounts payable		10,108,000	4,657,000
Accrued and other current liabilities		7,669,000	2,534,000
Due to sponsor		10,352,000	80,965,000
Deferred revenue		0	1,715,000
Total current liabilities		28,129,000	89,871,000
Long-term debt		138,250,000	0
Asset retirement obligation		4,628,000	4,399,000
Total liabilities		171,007,000	94,270,000
Commitments and contingencies		0	0
Equity and Partners' capital:
General partner interest		0	0
Limited partner interest, 28,865,171 and 27,280,702 units outstanding, respectively		138,580,000	95,129,000
Total partners' capital		148,123,000	95,129,000
Partners' Capital Attributable to Noncontrolling Interest		35,231,000	(2,000)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest		183,354,000	95,127,000
Total liabilities, equity and partners' capital		354,361,000	189,397,000
Sponsor Class B Units
Equity and Partners' capital:
Total partners' capital	9,543,000	9,543,000
Sponsor Class B Units | Successor
Equity and Partners' capital:
Total partners' capital		$ 9,543,000	$ 0